Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at December 31, 2014, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2015 $	2016 $
Norwegian Kroner	861,000	6.44	(18,407)	91,400	42,253

			(18,407)	91,400	42,253

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at December 31, 2014, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying
Notional	Notional	Floating Rate Receivable			Amount of	Remaining
Amount NOK	Amount USD	Reference Rate	Margin	Fixed Rate Payable	Asset / (Liability)	Term (years)
700,000	122,800	NIBOR	4.75%	5.52%	(30,501)	0.8
500,000	89,710	NIBOR	4.00%	4.80%	(23,843)	1.1
600,000	101,351	NIBOR	5.75%	7.49%	(24,732)	2.1
700,000	125,000	NIBOR	5.25%	6.88%	(35,766)	2.3
800,000	143,536	NIBOR	4.75%	5.93%	(38,898)	3.1
900,000	150,000	NIBOR	4.35%	6.43%	(34,620)	3.7
1,000,000	162,200	NIBOR	4.25%	6.28%	(33,031)	4.1

					(221,391)

Interest Rate Swap Agreements

As at December 31, 2014, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,357,287	(342,772)	5.8	3.5
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	500,000	(17,150)	0.8	3.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4) (5)	EURIBOR	284,993	(45,810)	6.0	3.1

			(405,732)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2014, ranged from 0.3% to 3.95%.
(2)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(3)

Interest rate swap with an aggregate principal amount of $180 million is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2015 whereby the swap will be settled based on its fair value at that time. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(4)	Principal amount reduces monthly to 70.1 million Euros ($84.8 million) by the maturity dates of the swap agreements.
(5)	Principal amount is the U.S. Dollar equivalent of 235.6 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at December 31, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(14,218)	(4,189)
Interest rate swap agreements	—	5,101	(22,656)	(148,006)	(240,171)
Cross currency swap agreements	—	—	(1,835)	(41,733)	(177,822)
Stock purchase warrants	—	9,314	—	—	—

	—	14,415	(24,491)	(203,957)	(422,182)

As at December 31, 2013
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	482	12	—	(1,819)	(155)
Interest rate swap agreements	21,779	69,785	(22,025)	(140,503)	(248,091)
Cross currency swap agreements	779	—	3	(1,677)	(51,324)

	23,040	69,797	(22,022)	(143,999)	(299,570)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(125,424)	(122,439)	(123,277)
Interest rate swap agreement terminations	(1,319)	(35,985)	—
Foreign currency forward contracts	(4,436)	(2,027)	1,155
Foinaven embedded derivative	—	—	11,452

	(131,179)	(160,451)	(110,670)

Unrealized (losses) gains relating to:
Interest rate swap agreements	(86,045)	182,800	26,770
Foreign currency forward contracts	(16,926)	(3,935)	6,933
Stock purchase warrants	2,475	—	—
Foinaven embedded derivative	—	—	(3,385)

	(100,496)	178,865	30,318

Total realized and unrealized (losses) gains on derivative instruments	(231,675)	18,414	(80,352)

Effect of Loss on Cross Currency Swaps

The effect of the loss on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Realized gain on partial termination of cross currency swap	—	6,800	—
Realized (losses) gains	(3,955)	2,089	3,628
Unrealized (losses) gains	(167,334)	(65,387)	10,715

Total realized and unrealized (losses) gains on cross currency swaps	(171,289)	(56,498)	14,343